TRADE AND OTHER RECEIVABLES - By age (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other receivables
Trade receivables	Rp 9,222	Rp 7,363
Third parties
Trade and other receivables
Trade receivables	7,358	5,875
Related parties
Trade and other receivables
Trade receivables	1,864	1,488
Financial assets past due but not impaired
Trade and other receivables
Trade receivables	3,354	3,005
Gross or Cost
Trade and other receivables
Trade receivables	13,553	10,353
Gross or Cost | Third parties
Trade and other receivables
Trade receivables	10,806	8,377
Gross or Cost | Related parties
Trade and other receivables
Trade receivables	2,747	1,976
Gross or Cost | Not past due
Trade and other receivables
Trade receivables	6,788	4,535
Gross or Cost | Up to 3 months
Trade and other receivables
Trade receivables	1,426	1,721
Gross or Cost | Up to 3 months | Third parties
Trade and other receivables
Trade receivables	6,493	5,191
Gross or Cost | Up to 3 months | Related parties
Trade and other receivables
Trade receivables	1,721	1,065
Gross or Cost | 3 to 6 months
Trade and other receivables
Trade receivables	788	697
Gross or Cost | 3 to 6 months | Third parties
Trade and other receivables
Trade receivables	681	597
Gross or Cost | 3 to 6 months | Related parties
Trade and other receivables
Trade receivables	107	100
Gross or Cost | More than 6 months
Trade and other receivables
Trade receivables	4,551	3,400
Gross or Cost | More than 6 months | Third parties
Trade and other receivables
Trade receivables	3,632	2,589
Gross or Cost | More than 6 months | Related parties
Trade and other receivables
Trade receivables	919	811
Provision for impairment
Trade and other receivables
Trade receivables	(4,331)	(2,990)	Rp (3,048)
Provision for impairment | Third parties
Trade and other receivables
Trade receivables	(3,448)	(2,502)
Provision for impairment | Related parties
Trade and other receivables
Trade receivables	(883)	(488)
Provision for impairment | Not past due
Trade and other receivables
Trade receivables	(920)	(177)
Provision for impairment | Up to 3 months
Trade and other receivables
Trade receivables	(281)	(401)
Provision for impairment | 3 to 6 months
Trade and other receivables
Trade receivables	(258)	(495)
Provision for impairment | More than 6 months
Trade and other receivables
Trade receivables	Rp (2,872)	Rp (1,917)